SUPPLEMENTARY CASH FLOW DETAILS - Non-Cash Working Capital Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Amounts receivable	$ (4,993)	$ (15,989)
Prepaid expenses and deposits	(4,574)	(19,287)
Resident security deposits	23,079	11,628
Amounts payable and accrued liabilities	48,169	4,664
Deduct non-cash working capital items from discontinued operations	(43,114)	(29,890)
Changes in non-cash working capital items from continuing operations	18,567	$ (48,874)
Bryson MPC Holdings LLC
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Amounts receivable	(21,591)
Amounts payable and accrued liabilities	$ (12,850)